Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

April 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SY1-QTLY-0621
1.9878815.104

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 14.4%
Entertainment - 4.7%
Activision Blizzard, Inc.	114,928	$10,480,284
Netflix, Inc. (a)	25,040	12,857,289
Roku, Inc. Class A (a)	43,477	14,911,307
Take-Two Interactive Software, Inc. (a)	15,810	2,772,758
The Walt Disney Co. (a)	419,051	77,951,867
		118,973,505
Interactive Media & Services - 8.2%
Alphabet, Inc.:
Class A (a)	27,326	64,311,741
Class C (a)	27,466	66,196,356
IAC (a)	37,490	9,502,590
Match Group, Inc. (a)	36,407	5,666,021
Pinterest, Inc. Class A (a)	312,117	20,715,205
Snap, Inc. Class A (a)	450,747	27,865,180
Twitter, Inc. (a)	110,495	6,101,534
Zillow Group, Inc.:
Class A (a)	20,381	2,717,806
Class C (a)(b)	52,361	6,813,213
		209,889,646
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	12,506	454,093
Cable One, Inc.	206	368,740
Charter Communications, Inc. Class A (a)	13,548	9,123,901
Discovery Communications, Inc.:
Class A (a)	43,768	1,648,303
Class C (non-vtg.) (a)	74,150	2,395,787
Interpublic Group of Companies, Inc.	21,118	670,497
News Corp.	123,618	3,238,174
ViacomCBS, Inc. Class B	141,841	5,818,318
		23,717,813
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	103,740	13,707,166

TOTAL COMMUNICATION SERVICES		366,288,130

CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.4%
Aptiv PLC (a)	61,835	8,897,438
Lear Corp.	3,057	561,999
		9,459,437
Automobiles - 5.9%
Ford Motor Co. (a)	727,089	8,390,607
General Motors Co. (a)	330,901	18,934,155
Tesla, Inc. (a)	174,235	123,609,274
		150,934,036
Distributors - 0.1%
Pool Corp.	6,534	2,760,746
Hotels, Restaurants & Leisure - 0.5%
DraftKings, Inc. Class A (a)(b)	30,060	1,703,200
Expedia, Inc. (a)	17,855	3,146,587
MGM Resorts International	26,525	1,080,098
Starbucks Corp.	54,462	6,235,354
		12,165,239
Household Durables - 0.2%
D.R. Horton, Inc.	14,509	1,426,090
Garmin Ltd.	7,532	1,033,692
Lennar Corp. Class A	10,595	1,097,642
Mohawk Industries, Inc. (a)	6,731	1,383,221
Whirlpool Corp.	7,364	1,741,218
		6,681,863
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	18,616	64,549,491
Chewy, Inc. (a)(b)	39,544	3,152,448
eBay, Inc.	23,379	1,304,314
Etsy, Inc. (a)	53,921	10,718,956
MercadoLibre, Inc. (a)	17,046	26,778,925
Wayfair LLC Class A (a)(b)	17,015	5,029,124
		111,533,258
Leisure Products - 0.5%
Peloton Interactive, Inc. Class A(a)	134,690	13,246,762
Multiline Retail - 1.3%
Dollar Gen Corp.	16,032	3,442,872
Target Corp.	145,707	30,199,233
		33,642,105
Specialty Retail - 0.7%
Best Buy Co., Inc.	17,359	2,018,331
Carvana Co. Class A (a)(b)	20,591	5,873,789
Lowe's Companies, Inc.	32,319	6,342,604
Tractor Supply Co.	14,909	2,811,837
		17,046,561
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, Inc. (a)	9,186	3,079,790
NIKE, Inc. Class B	229,358	30,417,458
		33,497,248

TOTAL CONSUMER DISCRETIONARY		390,967,255

CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Brown Forman Corp.	7,828	597,120
Monster Beverage Corp.(a)	41,257	4,003,992
		4,601,112
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	50,239	18,693,430
Walmart, Inc.	48,753	6,821,032
		25,514,462
Food Products - 0.2%
Archer Daniels Midland Co.	33,352	2,105,512
Bunge Ltd.	44,999	3,798,816
		5,904,328
Household Products - 0.1%
The Clorox Co.	4,852	885,490
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	9,755	3,061,119

TOTAL CONSUMER STAPLES		39,966,511

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	43,126	865,970
Halliburton Co.	49,575	969,687
Schlumberger Ltd.	66,852	1,808,347
		3,644,004
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy, Inc. (a)	14,650	1,135,668
Devon Energy Corp.	43,377	1,014,154
EOG Resources, Inc.	33,884	2,495,218
Exxon Mobil Corp.	197,410	11,299,748
Hess Corp.	12,930	963,414
Marathon Petroleum Corp.	32,367	1,801,224
Occidental Petroleum Corp.	61,482	1,559,184
ONEOK, Inc.	24,339	1,273,903
Pioneer Natural Resources Co.	12,543	1,929,490
		23,472,003

TOTAL ENERGY		27,116,007

FINANCIALS - 6.9%
Banks - 2.8%
Bank of America Corp.	394,793	16,000,960
Citizens Financial Group, Inc.	50,349	2,330,152
Fifth Third Bancorp	41,362	1,676,815
First Republic Bank	22,633	4,147,271
Huntington Bancshares, Inc.	49,514	758,554
JPMorgan Chase & Co.	141,252	21,725,970
PNC Financial Services Group, Inc.	47,459	8,872,460
Regions Financial Corp.	120,548	2,627,946
SVB Financial Group (a)	18,252	10,437,041
U.S. Bancorp	61,032	3,622,249
		72,199,418
Capital Markets - 3.5%
Ameriprise Financial, Inc.	5,990	1,547,816
BlackRock, Inc. Class A	27,614	22,624,150
Carlyle Group LP	7,604	324,387
Charles Schwab Corp.	291,814	20,543,706
Goldman Sachs Group, Inc.	43,197	15,051,995
Invesco Ltd.	114,217	3,083,859
KKR & Co. LP	23,565	1,333,308
MarketAxess Holdings, Inc.	3,109	1,518,622
Morgan Stanley	185,218	15,289,746
MSCI, Inc.	10,056	4,884,903
Raymond James Financial, Inc.	15,435	2,018,589
		88,221,081
Consumer Finance - 0.3%
Ally Financial, Inc.	67,282	3,461,659
Capital One Financial Corp.	25,818	3,848,947
		7,310,606
Diversified Financial Services - 0.0%
Equitable Holdings, Inc.	29,549	1,011,462
Insurance - 0.3%
Arthur J. Gallagher & Co.	12,328	1,786,944
Brown & Brown, Inc.	7,620	405,232
Erie Indemnity Co. Class A	4,682	1,002,042
Hartford Financial Services Group, Inc.	21,028	1,387,007
MetLife, Inc.	38,715	2,463,435
		7,044,660

TOTAL FINANCIALS		175,787,227

HEALTH CARE - 9.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	11,156	1,881,794
Exact Sciences Corp. (a)	9,255	1,219,994
Moderna, Inc. (a)	176,486	31,559,227
Regeneron Pharmaceuticals, Inc. (a)	3,673	1,767,815
Seagen, Inc. (a)	3,907	561,670
		36,990,500
Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (a)	25,921	15,436,733
Danaher Corp.	130,213	33,066,289
Hologic, Inc. (a)	19,560	1,282,158
IDEXX Laboratories, Inc. (a)	26,868	14,750,263
Insulet Corp. (a)	4,223	1,246,714
Masimo Corp. (a)	7,046	1,639,393
Novocure Ltd. (a)	27,966	5,707,861
ResMed, Inc.	8,977	1,687,407
STERIS PLC	2,090	441,032
West Pharmaceutical Services, Inc.	18,932	6,219,541
		81,477,391
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. (a)	9,906	1,154,346
HCA Holdings, Inc.	11,658	2,343,957
		3,498,303
Health Care Technology - 0.3%
Teladoc Health, Inc. (a)(b)	13,857	2,388,254
Veeva Systems, Inc. Class A (a)	22,697	6,410,768
		8,799,022
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	30,051	5,944,088
Agilent Technologies, Inc.	88,433	11,818,186
Avantor, Inc. (a)	125,517	4,021,565
Bio-Rad Laboratories, Inc. Class A (a)	4,069	2,563,999
Mettler-Toledo International, Inc. (a)	5,702	7,488,551
PerkinElmer, Inc.	22,175	2,874,545
PPD, Inc. (a)	5,561	256,918
Thermo Fisher Scientific, Inc.	79,983	37,610,406
Waters Corp. (a)	2,829	848,332
		73,426,590
Pharmaceuticals - 1.4%
Catalent, Inc. (a)	39,930	4,490,927
Eli Lilly & Co.	110,448	20,186,581
Horizon Therapeutics PLC (a)	53,329	5,045,990
Zoetis, Inc. Class A	28,534	4,937,238
		34,660,736

TOTAL HEALTH CARE		238,852,542

INDUSTRIALS - 10.0%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc. (a)	20,673	660,709
Textron, Inc.	10,385	667,132
		1,327,841
Air Freight & Logistics - 1.9%
FedEx Corp.	87,278	25,337,676
United Parcel Service, Inc. Class B	116,148	23,677,931
		49,015,607
Building Products - 1.0%
Carrier Global Corp.	258,895	11,282,644
Fortune Brands Home & Security, Inc.	5,947	624,316
Johnson Controls International PLC	88,486	5,516,217
Trane Technologies PLC	48,711	8,467,433
		25,890,610
Commercial Services & Supplies - 0.2%
Cintas Corp.	3,309	1,142,068
Copart, Inc. (a)	16,127	2,007,973
Rollins, Inc.	38,039	1,418,094
		4,568,135
Electrical Equipment - 1.1%
Eaton Corp. PLC	30,757	4,396,098
Emerson Electric Co.	29,783	2,695,064
Generac Holdings, Inc. (a)	36,100	11,694,595
Plug Power, Inc. (a)	164,683	4,695,112
Rockwell Automation, Inc.	4,107	1,085,316
Sunrun, Inc. (a)	48,672	2,384,928
		26,951,113
Industrial Conglomerates - 0.8%
General Electric Co.	1,090,726	14,310,325
Honeywell International, Inc.	30,770	6,862,941
		21,173,266
Machinery - 3.4%
Caterpillar, Inc.	101,872	23,238,022
Cummins, Inc.	25,114	6,329,733
Deere & Co.	124,975	46,346,979
Illinois Tool Works, Inc.	7,942	1,830,313
Ingersoll Rand, Inc. (a)	41,542	2,052,590
Parker Hannifin Corp.	13,690	4,296,059
Snap-On, Inc.	3,167	752,479
Xylem, Inc.	15,885	1,757,675
		86,603,850
Professional Services - 0.4%
CoStar Group, Inc. (a)	4,691	4,008,131
IHS Markit Ltd.	40,479	4,354,731
Robert Half International, Inc.	12,832	1,124,212
Verisk Analytics, Inc.	4,322	813,400
		10,300,474
Road & Rail - 0.9%
AMERCO	2,660	1,587,036
Kansas City Southern	11,915	3,481,682
Old Dominion Freight Lines, Inc.	11,271	2,905,777
Uber Technologies, Inc. (a)	277,361	15,191,062
		23,165,557
Trading Companies & Distributors - 0.2%
Fastenal Co.	15,811	826,599
United Rentals, Inc. (a)	17,457	5,585,367
		6,411,966

TOTAL INDUSTRIALS		255,408,419

INFORMATION TECHNOLOGY - 37.2%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	12,722	2,375,961
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	4,030	459,702
Cognex Corp.	16,536	1,424,080
Corning, Inc.	66,561	2,942,662
Keysight Technologies, Inc. (a)	32,065	4,628,583
TE Connectivity Ltd.	32,934	4,428,635
Trimble, Inc. (a)	66,955	5,490,310
Zebra Technologies Corp. Class A (a)	17,022	8,302,310
		27,676,282
IT Services - 7.0%
Black Knight, Inc. (a)	11,711	848,111
Cognizant Technology Solutions Corp. Class A	19,086	1,534,514
EPAM Systems, Inc. (a)	15,213	6,963,751
MongoDB, Inc. Class A (a)	13,011	3,870,252
Okta, Inc. (a)	23,998	6,472,261
PayPal Holdings, Inc. (a)	391,051	102,568,767
Square, Inc. (a)	153,926	37,684,163
Twilio, Inc. Class A (a)	47,218	17,366,780
		177,308,599
Semiconductors & Semiconductor Equipment - 13.5%
Advanced Micro Devices, Inc. (a)	173,094	14,127,932
Applied Materials, Inc.	287,439	38,146,030
Broadcom, Inc.	60,773	27,724,643
Enphase Energy, Inc. (a)	66,673	9,284,215
KLA Corp.	34,751	10,958,728
Lam Research Corp.	35,718	22,161,233
Marvell Technology, Inc.	164,399	7,432,479
Maxim Integrated Products, Inc.	70,653	6,641,382
Microchip Technology, Inc.	13,157	1,977,366
Micron Technology, Inc. (a)	283,431	24,394,906
Monolithic Power Systems, Inc.	13,425	4,851,527
NVIDIA Corp.	127,705	76,671,528
NXP Semiconductors NV	80,232	15,445,462
ON Semiconductor Corp. (a)	103,486	4,035,954
Qorvo, Inc. (a)	30,848	5,804,668
Qualcomm, Inc.	237,733	32,997,340
Skyworks Solutions, Inc.	25,201	4,569,697
SolarEdge Technologies, Inc. (a)	13,919	3,668,213
Teradyne, Inc.	45,835	5,733,042
Texas Instruments, Inc.	131,804	23,791,940
Xilinx, Inc.	22,836	2,922,095
		343,340,380
Software - 11.9%
Adobe, Inc. (a)	58,507	29,741,448
ANSYS, Inc. (a)	8,337	3,048,507
Autodesk, Inc. (a)	24,409	7,125,231
Avalara, Inc. (a)	21,076	2,986,680
Cadence Design Systems, Inc. (a)	93,144	12,273,585
Ceridian HCM Holding, Inc. (a)	11,971	1,131,020
Cloudflare, Inc. (a)	111,272	9,429,189
Coupa Software, Inc. (a)	8,355	2,247,829
Crowdstrike Holdings, Inc. (a)	94,408	19,685,012
Datadog, Inc. Class A (a)	48,774	4,183,346
DocuSign, Inc. (a)	66,031	14,720,951
Dynatrace, Inc. (a)	7,121	370,577
Fortinet, Inc. (a)	6,466	1,320,551
HubSpot, Inc. (a)	17,932	9,440,301
Microsoft Corp.	266,533	67,214,292
Palo Alto Networks, Inc. (a)	16,945	5,988,194
Paycom Software, Inc. (a)	5,378	2,067,357
PTC, Inc. (a)	26,724	3,499,241
RingCentral, Inc. (a)	6,233	1,988,015
Salesforce.com, Inc. (a)	73,600	16,951,552
ServiceNow, Inc. (a)	38,881	19,688,172
Slack Technologies, Inc. Class A (a)	61,220	2,595,728
Splunk, Inc. (a)	6,167	779,632
Synopsys, Inc. (a)	43,032	10,631,486
The Trade Desk, Inc. (a)	12,781	9,321,311
Tyler Technologies, Inc. (a)	9,276	3,941,001
Zendesk, Inc. (a)	33,354	4,874,687
Zoom Video Communications, Inc. Class A (a)	92,832	29,666,322
Zscaler, Inc. (a)	41,376	7,763,793
		304,675,010
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	635,921	83,598,175
Dell Technologies, Inc. (a)	25,319	2,489,617
Hewlett Packard Enterprise Co.	64,979	1,040,964
HP, Inc.	72,736	2,481,025
NetApp, Inc.	21,974	1,641,238
Seagate Technology LLC	15,521	1,440,970
		92,691,989

TOTAL INFORMATION TECHNOLOGY		948,068,221

MATERIALS - 2.8%
Chemicals - 1.1%
Albemarle Corp. U.S.	42,137	7,086,179
Celanese Corp.	5,664	887,266
Corteva, Inc.	159,624	7,783,266
Dow, Inc.	34,936	2,183,500
DuPont de Nemours, Inc.	56,146	4,329,418
Eastman Chemical Co.	15,698	1,811,392
PPG Industries, Inc.	8,008	1,371,290
The Mosaic Co.	76,603	2,694,894
		28,147,205
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,362	1,540,309
Containers & Packaging - 0.3%
Avery Dennison Corp.	9,607	2,057,531
Ball Corp.	39,763	3,723,407
Crown Holdings, Inc.	6,227	683,725
International Paper Co.	17,736	1,028,688
Packaging Corp. of America	5,153	760,840
		8,254,191
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	767,148	28,929,151
Newmont Corp.	24,388	1,522,055
Nucor Corp.	25,619	2,107,419
Steel Dynamics, Inc.	14,871	806,306
		33,364,931

TOTAL MATERIALS		71,306,636

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	38,585	3,287,442
UTILITIES - 0.8%
Electric Utilities - 0.6%
NextEra Energy, Inc.	194,826	15,100,963
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	171,882	4,781,757
Water Utilities - 0.0%
American Water Works Co., Inc.	4,574	713,498

TOTAL UTILITIES		20,596,218

TOTAL COMMON STOCKS
(Cost $1,919,346,623)		2,537,644,608

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.04% (c)	6,982,143	6,983,540
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	24,828,152	24,830,635
TOTAL MONEY MARKET FUNDS
(Cost $31,814,175)		31,814,175
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,951,160,798)		2,569,458,783
NET OTHER ASSETS (LIABILITIES) - (0.8)%(e)		(20,262,994)
NET ASSETS - 100%		$2,549,195,789

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	58	June 2021	$12,105,760	$430,479	$430,479

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $396,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,632
Fidelity Securities Lending Cash Central Fund	5,866
Total	$11,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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